Short-term investments (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Fair value investment of acquisition		$ 1,291,022
Change in fair value of investments		168,431
Ely [member]
IfrsStatementLineItems [Line Items]
Fair value investment of acquisition		1,291,022
Change in fair value of investments		$ 168,431